Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal, current	$ 504,865	$ 286,224	$ 285,856
State, current	37,308	27,353	4,618
Foreign, current	48,386	13,211	5,198
Total current	590,559	326,788	295,672
Federal, deferred	(207,006)	71,777	(213,601)
State, deferred	(4,533)	5,193	(21,240)
Foreign, deferred	(9,634)	(5,515)	(11,995)
Total deferred	(221,173)	71,455	(246,836)
Total provision for income taxes	$ 369,386	$ 398,243	$ 48,836